Aug. 31, 2015
Catalyst MLP & Infrastructure Fund
MUTUAL FUND SERIES TRUST Catalyst MLP & Infrastructure Fund (“the Fund”)

MUTUAL FUND SERIES TRUST

Catalyst MLP & Infrastructure Fund

(“the Fund”)

Class A: MLXAX Class C: MLXCX Class I: MLXIX

August 31, 2015

The information in this Supplement amends certain information contained in the currently effective Summary Prospectus for the Fund, dated December 19, 2014.

______________________________________________________________________________

The following information is added to the section of the Fund’s Summary Prospectus entitled “Fund Summary: Catalyst MLP & Infrastructure Fund - Principal Investment Strategies”:

The Fund’s distribution policy is to make twelve monthly distributions to shareholders. The Fund may, at the discretion of management, target a specific level of monthly distributions (including any return of capital) from time to time. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. For more information about the Fund’s distribution policy, please turn to “Additional Information About the Fund’s Principal Investment Strategies and Related Risks – Principal Investment Strategies – Catalyst MLP & Infrastructure Fund Distribution Policy and Goals” section in the Fund’s Prospectus.

The following information is added to the section of the Fund’s Summary Prospectus entitled “Fund Summary: Catalyst MLP & Infrastructure Fund - Principal Risks of Investing in the Fund”:

Distribution Policy Risk. The Fund may, at the discretion of management, target a specific level of monthly distributions (including any return of capital) from time to time. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital (i.e., from your original investment). Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

* * * * *

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, each dated December 14, 2014, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.

Principal Investment Strategies:

The Fund’s distribution policy is to make twelve monthly distributions to shareholders. The Fund may, at the discretion of management, target a specific level of monthly distributions (including any return of capital) from time to time. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit.

Principal Risks of Investing in the Fund:

Distribution Policy Risk. The Fund may, at the discretion of management, target a specific level of monthly distributions (including any return of capital) from time to time. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital (i.e., from your original investment). Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.